Subsequent Events	12 Months Ended
Dec. 31, 2015
Subsequent Events

14. Subsequent Events

On January 15, 2016, Navigator Ceto, a 21,000 cubic meter semi-refrigerated gas carrier was delivered from Jiangnan shipyard in China.

On January, 27, 2016, Navigator Aries left Keppel Shipyard following the completion of repairs from the collision it was involved in near Surabaya, Indonesia in June 2015.